Acquisitions (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2014 Trademarks [Member]	Apr. 30, 2013 Trademarks [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Customer relationships [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Technology [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Customer relationships [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives					$ 92.0	$ 23.8	$ 23.1			$ 147.8	$ 1.6
Intangible assets with indefinite lives		1,858.9	1,855.6						64.1
Total intangible assets	$ 37.6			$ 138.9				$ 213.5